Total Capital and Net Income Per Unit - Summary of Incentive Distribution Rights (Detail)	12 Months Ended
Dec. 31, 2015
Common Unitholders [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	98.00%
Up to $0.4025	98.00%
Above $0.4025 up to $0.4375	85.00%
Above $0.4375 up to $0.525	75.00%
Above $0.525	50.00%
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	2.00%
Up to $0.4025	2.00%
Above $0.4025 up to $0.4375	15.00%
Above $0.4375 up to $0.525	25.00%
Above $0.525	50.00%